Leases (Details) - Schedule of Future Minimum Lease Payments - Roney St. Lease [Member] - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Leases (Details) - Schedule of Future Minimum Lease Payments [Line Items]
2024	$ 379
2025	517	$ 504
2026	531	517
2027	544	531
2028	511	545
2029 and thereafter
Total	$ 2,482	$ 2,608